S000003875 [Member] Investment Strategy - Putnam VT High Yield Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performanceInvestments
Strategy Narrative [Text Block]
The fund invests mainly in bonds that are obligations of U.S. companies, are below investment-grade in quality (sometimes referred to as “junk bonds”), and have intermediate- to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment-grade. This policy may be changed only after 60 days’ notice to shareholders.
The fund may also invest in other debt instruments, including loans. The Investment Manager, as defined below, may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund may also use derivatives, such as futures, options, certain foreign currency transactions, and credit default swap contracts, for both hedging and non‑hedging purposes.